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                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.


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1. Name and address of issuer:

      Harbor Fund
      One SeaGate
      Toledo, Ohio 43666
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2. Name of each series or class of funds for which this notice is filed:

      Harbor International Growth Fund       Harbor Value Fund
      Harbor International Fund              Harbor Bond Fund
      Harbor Growth Fund                     Harbor Short Duration Fund
      Harbor Capital Appreciation Fund       Harbor Money Market Fund

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3. Investment Company Act File Number:        811-4676

   Securities Act File Number:                33-5852

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4. Last day of fiscal year for which this notice is filed:     October 31

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [ ]

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6. Date and termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      None

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9. Number and aggregate sale price of securities sold during the fiscal year:

      214,397,762 Shares and Aggregate Sale Price: $2,008,524,423

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        214,397,762 Shares and Aggregate Sale Price $2,008,524,423

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        11,252,024 Shares and Aggregate Sale Price $155,549,462

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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):               $      2,008,524,423
                                                   -----------------------------
    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):     +        155,549,462
                                                   -----------------------------
    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                         -      1,438,243,069
                                                   -----------------------------
    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):              +           -0-
                                                   -----------------------------
    (v)   Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv)) (if applicable):                             725,830,816
                                                   -----------------------------
    (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruciton C.6):                        X         .0002
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    (vii) Fee due (line (i) or line (v),
          multiplied by line (vi)):                              145,166.20
                                                   =============================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).                                           [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

            November 17, 1995 and
            December 19, 1995

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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*  /s/ Constance L. Souders
                              -----------------------------------------
                                 CONSTANCE L. SOUDERS
                              -----------------------------------------
                                 Chief Financial Officer

    Date December 19, 1995
         -----------------

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                                 HARBOR FUND

                    CERTIFICATE OF CHIEF FINANCIAL OFFICER


I, Constance L. Souders, hereby certify that I am the duly elected acting Chief Financial Officer of Harbor Fund (the "Fund"); that, during the fiscal year of the Fund ended October 31, 1995, the Fund issued and sold 214,397,762 shares of beneficial interest in reliance upon the registration under the Securities Act of 1933, as amended, of an indefinite number of shares of beneficial interest pursuant to a declaration made pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; and that, in connection with the issuance and sale of said 214,397,762 shares of its beneficial interest, the Fund or its agent received the consideration therefor required by the provisions of the Fund's Agreement and Declaration of Trust dated June 8, 1993, as amended, at the Board of Trustees Meeting of July 29, 1994, and the Fund's current Prospectus.

/s/ Constance L. Souders
------------------------                            November 17, 1995
Constance L. Souders
Chief Financial Officer
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                 [MORRIS, NICHOLS, ARSHT & TUNNELL LETTERHEAD]




                              November 17, 1995



Harbor Fund
One SeaGate
Toledo, Ohio  43666

          Re:  Harbor Fund

Ladies and Gentlemen:

        We have acted as special Delaware counsel to Harbor Fund, a Delaware business trust (the "Trust"), in connection with certain matters relating to the issuance of Shares in the Trust. Capitalized terms used herein and not otherwise herein defined are used as defined in the Agreement and Declaration of Trust of the Trust dated June 8, 1993 (the "Governing Instrument").

        We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust registered an indefinite number of Shares
under the Securities Act of 1933, as amended.   We further understand that the
Trust is about to file with the Securities and Exchange Commission a notice pursuant to Rule 24f-2 under the 1940 Act (the "Notice") making definite the registration of 214,397,762 Shares sold in reliance upon Rule 24f-2 during the period from November 1, 1994 through October 31, 1995.

        In rendering this opinion, we have examined copies of the following documents, each in the form provided to us: the Certificate of Trust of the Trust filed in the Offfice of the Secretary of State of the State of Delaware (the "Recording Office") on June 8, 1993 (the "Certificate"); as amended by a Certificate of Amendment thereto filed in the Recording Office on September 9, 1994; the Governing Instrument; the By-laws of the Trust; the Notice; certain resolutions of the Trustees of the Trust; the Trust's Notification of Registration Filed Pursuant to Section 8(a) of the Investment Company Act of 1940 on Form N-8A as filed with the Securities and Exchange Commission on June 24, 1993; Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A as filed with the Commission on June 18, 1993; a Certificate of Chief Financial Officer of the Trust dated November 17, 1995; and a certification of good standing of the Trust obtained as of a recent date from the Recording Office. In
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Harbor Fund
November 17, 1995
Page 2

such examinations, we have assumed the genuineness of all signatures, the conformity to orginal documents of all documents submitted to us as copies or drafts of documents to be executed, and the legal capacity of natural persons to complete the execution of documents. We have further assumed for the purpose of this opinion: (i) the due authorization, execution and delivery by, or on behalf of, each of the parties thereto of the above-referenced instruments, certificates and other documents, and of all documents contemplated by the Governing Instrument, the By-laws and applicable resolutions of the Trustees to be executed by investors desiring to become Shareholders; (ii) the payment of consideration for Shares, and the application of such consideration, as provided in the Governing Instrument, and compliance with the other terms, conditions and restrictions set forth in the Governing Instrument, the By-laws and all applicable resolutions of the Trustees in connection with the issuance of Shares (including, without limitation, the taking of all appropriate action by the Trustees to designate Series of Shares and the rights and preferences attributable thereto as contemplated by the Governing Instrument); (iii) that appropriate notation of the names and addresses of, the number of Shares held by, and the consideration paid by, Shareholders will be maintained in the appropriate registers and other books and records of the Trust in connection with the issuance, redemption or transfer of Shares; (iv) that no event has occurred subsequent to the filing of the Certificate that would cause a termination or reorganization of the Trust under Section 4 or Section 5 of Article X of the Governing Instrument; (v) that the activities of the Trust have been and will be conducted in accordance with the terms of the Governing Instrument, the By-laws and the Delaware Act; and (vi) that each of the documents examined by us is in full force and effect and has not been modified, supplemented or otherwise amended. No opinion is expressed herein with respect to the requirements of, or compliance with, federal or state securities or blue sky laws. Further, we express no opinion on the sufficiency or accuracy of any registration or offering documentation relating to the Trust or the Shares. As to any facts material to our opinion, other than those assumed, we have relied without independent investigation on the above-referenced documents and on the accuracy, as of the date hereof, of the matters therein contained.

        Based on and subject to the foregoing, and limited in all respects to matters of Delaware law, it is our opinion that:

        1. The Trust is a duly organized and validly existing business trust in good standing under the laws of the State of Delaware.

        2. The Shares subject to the Notice constitute legally issued, fully paid and non-assessable Shares of beneficial interest in the Trust.
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Harbor Fund
November 17, 1995
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        3.  Under the Delaware Act and the terms of the Governing Instrument, each Shareholder of the Trust, in such capacity, will be entitled to the same limitation of personal liability as that extended to stockholders of private corporations for profit organized under the General Corporation Law of the State of Delaware; provided, however, that we express no opinion with respect to the liability of any Shareholder who is, was or may become a named Trustee of the Trust. Neither the existence nor exercise of the voting rights granted to Shareholders under the Governing Instrument will, of itself, cause a Shareholder to be deemed a trustee of the Trust under the Delaware Act.

        We hereby consent to the filing of a copy of this opinion with the Securities and Exchange Commission together with the Notice. In giving this consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange
Commission thereunder. Except as provided in this paragraph, the opinion set forth above is expressed solely for the benefit of the addressee hereof and may not be relied upon by, or filed with, any other person or entity for any purpose without our prior written consent.

                                        Sincerely,

                                        MORRIS, NICHOLS, ARSHT & TUNNELL